Group plc statement of changes in equity - GBP (£) £ in Millions	Total	Issued Capital [Member]	Share Premium [Member]	Other Reserves [Member]	Retained Earnings (Loss) [Member]	British Telecommunications plc [Member]	British Telecommunications plc [Member] Issued Capital [Member]	British Telecommunications plc [Member] Share Premium [Member]	British Telecommunications plc [Member] Other Reserves [Member]	British Telecommunications plc [Member] Retained Earnings (Loss) [Member]
Beginning balance at Mar. 31, 2016	£ 21,325	£ 2,172	£ 8,000	£ 1,392	£ 9,761
Statements [Line Items]
Profit for the year	2,066				2,066
Share-based payments	57				57
Tax on share-based payments	(6)				(6)
Dividends to parent company	(2,350)				(2,350)	£ (2,350)
Transferred to the income statement	(938)			(938)
Ending balance at Mar. 31, 2017	18,926	2,172	8,000	1,591	7,163	14,507	£ 2,172	£ 8,000	£ 857	£ 3,478
Statements [Line Items]
Profit for the year	2,184				2,184	2,057				2,057
Actuarial gain (loss)						2,142				2,142
Tax on actuarial gain (loss)						(365)				(365)
Share-based payments	84				84	71				71
Tax on share-based payments	(2)				(2)	(1)				(1)
Tax on items taken directly to equity						12			12
Net fair value loss on cash flow hedges						(360)			(360)
Transferred to the income statement	277			277		277			277
Transfer to realised profit				83	(83)				(83)	83
Other						(1)				(1)
Ending balance at Mar. 31, 2018	22,347	2,172	8,000	1,241	10,934	17,946	2,172	8,000	703	7,071
Statements [Line Items]
Equity before pension restatement	22,740	2,172	8,000	1,241	11,327	18,339	2,172	8,000	703	7,464
Pension restatement	(393)				(393)	(393)				(393)
IFRS opening balance adjustment	1,308				1,308	(16)				(16)
Tax on IFRS opening balance adjustment	(248)				(248)	3				3
Ending balance	23,407	2,172	8,000	1,241	11,994	17,933	2,172	8,000	703	7,058
Profit for the year	2,347				2,347	1,614				1,614
Actuarial gain (loss)						(2,055)				(2,055)
Tax on actuarial gain (loss)						377				377
Share-based payments	67				67	57				57
Tax on share-based payments						1				1
Tax on items taken directly to equity						(38)			(38)
Net fair value loss on cash flow hedges						176			176
Dividends to parent company	(2,500)				(2,500)	(2,500)				(2,500)
Transferred to the income statement	(18)			(18)		(17)			(17)
Unclaimed Dividend	5				5	5				5
Ending balance at Mar. 31, 2019	£ 21,788	£ 2,172	£ 8,000	£ 1,425	£ 10,191	£ 15,553	£ 2,172	£ 8,000	£ 824	£ 4,557